Insurance Contracts - Contractual Service Margin (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	$ 131,219	$ 149,250
Loss recoveries at initial recognition of onerous underlying contracts	70	91
Contracts initially recognized in the year	70	91
Insurance finance (income) expenses from insurance contracts issued	9,675	(22,595)
Foreign currency translation	(1,194)	3,330
Dispositions (Note 3)	(4,809)
Net balances, end of year	135,485	131,219
Insurance | Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	74,435	84,283
Net balances, end of year	82,436	74,435
Insurance | U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	25,158	28,826
Net balances, end of year	24,540	25,158
Insurance | Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	27,362	29,903
Net balances, end of year	28,433	27,362
Insurance | Corporate
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	4,264	6,238
Net balances, end of year	76	4,264
Insurance | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contracts initially recognized in the year	1,259	894
Insurance | non-PAA
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	114,296	131,855
CSM recognized for services provided	(923)	(871)
Changes in estimates that adjust CSM	0	0
Contracts initially recognized in the year	70	91
Insurance finance (income) expenses from insurance contracts issued	8,648	(21,181)
Foreign currency translation	(1,058)	3,093
Dispositions (Note 3)	(4,238)	0
Net balances, end of year	118,221	114,296
Insurance | non-PAA | Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	62,655	71,811
Net balances, end of year	69,990	62,655
Insurance | non-PAA | U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	20,091	23,980
Net balances, end of year	19,749	20,091
Insurance | non-PAA | Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	27,286	29,826
Net balances, end of year	28,406	27,286
Insurance | non-PAA | Corporate
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	4,264	6,238
Net balances, end of year	76	4,264
Insurance | non-PAA | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	10,970	9,904
CSM recognized for services provided	(923)	(871)
Changes in estimates that adjust CSM	914	1,133
Contracts initially recognized in the year	1,259	894
Insurance finance (income) expenses from insurance contracts issued	(8)	(347)
Foreign currency translation	(106)	257
Dispositions (Note 3)	(261)	0
Net balances, end of year	11,845	10,970
Insurance | non-PAA | CSM | Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	5,481	5,346
CSM recognized for services provided	(432)	(398)
Changes in estimates that adjust CSM	492	419
Contracts initially recognized in the year	552	443
Insurance finance (income) expenses from insurance contracts issued	(31)	(329)
Foreign currency translation	0	0
Dispositions (Note 3)	0
Net balances, end of year	6,062	5,481
Insurance | non-PAA | CSM | U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	1,296	1,201
CSM recognized for services provided	(116)	(111)
Changes in estimates that adjust CSM	(128)	105
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	20	9
Foreign currency translation	(29)	92
Dispositions (Note 3)	119
Net balances, end of year	1,162	1,296
Insurance | non-PAA | CSM | Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	3,811	3,054
CSM recognized for services provided	(365)	(326)
Changes in estimates that adjust CSM	555	483
Contracts initially recognized in the year	707	451
Insurance finance (income) expenses from insurance contracts issued	4	(21)
Foreign currency translation	(91)	170
Dispositions (Note 3)	0
Net balances, end of year	4,621	3,811
Insurance | non-PAA | CSM | Corporate
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	382	303
CSM recognized for services provided	(10)	(36)
Changes in estimates that adjust CSM	(5)	126
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	(1)	(6)
Foreign currency translation	14	(5)
Dispositions (Note 3)	(380)
Net balances, end of year	0	382
Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	4,512	4,618
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	59	(440)
Foreign currency translation	(171)	375
Dispositions (Note 3)	(120)
Net balances, end of year	4,171	4,512
Reinsurance contracts held | Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	135	113
Net balances, end of year	125	135
Reinsurance contracts held | U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	4,104	4,512
Net balances, end of year	4,083	4,104
Reinsurance contracts held | Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	207	(73)
Net balances, end of year	(37)	207
Reinsurance contracts held | Corporate
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	66	66
Net balances, end of year	0	66
Reinsurance contracts held | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contracts initially recognized in the year	(57)	(58)
Reinsurance contracts held | non-PAA
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	(4,112)	(4,181)
CSM recognized for services provided	(4)	(10)
Changes in estimates that adjust CSM	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	13	(2)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	45	(418)
Foreign currency translation	(97)	406
Dispositions (Note 3)	(33)	0
Net balances, end of year	(3,830)	(4,112)
Reinsurance contracts held | non-PAA | Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	42	83
Net balances, end of year	27	42
Reinsurance contracts held | non-PAA | U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	(3,882)	(4,272)
Net balances, end of year	(3,898)	(3,882)
Reinsurance contracts held | non-PAA | Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	(206)	74
Net balances, end of year	41	(206)
Reinsurance contracts held | non-PAA | Corporate
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	(66)	(66)
Net balances, end of year	0	(66)
Reinsurance contracts held | non-PAA | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	(105)	(107)
CSM recognized for services provided	(4)	(10)
Changes in estimates that adjust CSM	(16)	56
Loss recoveries at initial recognition of onerous underlying contracts	35	23
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(4)	(23)
Contracts initially recognized in the year	(57)	(58)
Insurance finance (income) expenses from insurance contracts issued	1	1
Foreign currency translation	(2)	9
Dispositions (Note 3)	1	0
Net balances, end of year	(59)	(105)
Reinsurance contracts held | non-PAA | CSM | Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	(20)	12
CSM recognized for services provided	0	(1)
Changes in estimates that adjust CSM	78	23
Loss recoveries at initial recognition of onerous underlying contracts	34	23
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(3)	(14)
Contracts initially recognized in the year	(57)	(63)
Insurance finance (income) expenses from insurance contracts issued	0	0
Foreign currency translation	0	0
Dispositions (Note 3)	0
Net balances, end of year	32	(20)
Reinsurance contracts held | non-PAA | CSM | U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	128	111
CSM recognized for services provided	(7)	(10)
Changes in estimates that adjust CSM	(113)	39
Loss recoveries at initial recognition of onerous underlying contracts	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	0	(22)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	1	1
Foreign currency translation	0	9
Dispositions (Note 3)	0
Net balances, end of year	9	128
Reinsurance contracts held | non-PAA | CSM | Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	(7)	(3)
CSM recognized for services provided	1	(2)
Changes in estimates that adjust CSM	26	(20)
Loss recoveries at initial recognition of onerous underlying contracts	1	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(1)	13
Contracts initially recognized in the year	0	5
Insurance finance (income) expenses from insurance contracts issued	0	0
Foreign currency translation	(2)	0
Dispositions (Note 3)	0
Net balances, end of year	18	(7)
Reinsurance contracts held | non-PAA | CSM | Corporate
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Net balances, beginning of year	4	(13)
CSM recognized for services provided	2	3
Changes in estimates that adjust CSM	(7)	14
Loss recoveries at initial recognition of onerous underlying contracts	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	0	0
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	0	0
Foreign currency translation	0	0
Dispositions (Note 3)	1
Net balances, end of year	$ 0	$ 4